Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Roundhill Video Games ETF | Roundhill Video Games ETF Class
Prospectus [Line Items]
Annual Return [Percent]	22.47%	28.86%	13.35%	(43.49%)	(16.93%)	89.88%
Roundhill Sports Betting & iGaming ETF | Roundhill Sports Betting & iGaming ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.02%	10.24%	21.30%	(41.99%)	(3.78%)
Roundhill Ball Metaverse ETF | Roundhill Ball Metaverse ETF Class
Prospectus [Line Items]
Annual Return [Percent]	30.69%	25.05%	60.37%	(52.44%)
Roundhill Cannabis ETF | Roundhill Cannabis ETF Class
Prospectus [Line Items]
Annual Return [Percent]	22.64%	(45.98%)	0.71%
Roundhill Magnificent Seven ETF | Roundhill Magnificent Seven ETF Class
Prospectus [Line Items]
Annual Return [Percent]	22.96%	64.59%